Remaining Unsatisfied Performance (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Southland Holding Llc [Member]
Income tax expense	$ 3,100	$ 200